Regulatory Capital (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 1,319,973	$ 1,021,674
Total risk-based capital (to risk-weighted assets), Actual Ratio	11.39%	11.24%
Total risk-based capital (to risk-weighted assets), Minimum Requirements For Capital Adequacy Purposes, Amount	926,817	727,475
Total risk-based capital (to risk-weighted assets), Minimum Requirements For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum Requirements To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	1,158,521	909,344
Total risk-based capital (to risk-weighted assets), Minimum Requirements To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	1,174,799	907,654
Tier I capital (to risk-weighted assets), Actual Ratio	10.14%	9.98%
Tier I capital (to risk-weighted assets), Minimum Requirements For Capital Adequacy Purposes, Amount	463,408	363,737
Tier I capital (to risk-weighted assets), Minimum Requirements For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), Minimum Requirements To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	695,113	545,606
Tier I capital (to risk-weighted assets), Minimum Requirements To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I capital (to average assets) Actual, Amount	1,174,799	907,654
Tier I capital (to average assets) Actual, Ratio	8.20%	7.59%
Tier I capital (to average assets) For Capital Adequacy Purposes, Amount	573,180	478,642
Tier I capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I capital (to average assets) To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 716,475	$ 598,303
Tier I capital (to average assets) To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%